OMB APPROVAL

OMB Number: 3235-0578

Expires: April 30, 2013

Estimated average burden

hours per response: 5.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

REGISTRATION NO. 33-87498
811-08910

MILES FUNDS, INC.
1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266

AMY M. MITCHELL, Secretary and Treasurer
MILES FUNDS, INC.
1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

VERA LICHTENBERGER	JOHN C. MILES, ESQ.
MILES FUNDS,INC.	CLINE, WILLIAMS, WRIGHT,JOHNSON & OLDFATHER
1415 28th STREET, SUITE 200	1900 U.S. BANK BUILDING, 233 S. 13TH STREET
WEST DES MOINES, IOWA 50266	LINCOLN, NEBRASKA 68508

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 03/31

DATE OF REPORTING PERIOD: 12/31/2011

ITEM 1. SCHEDULE OF PORTFFOLIO HOLDINGS

ITEM 2. CONTROLS AND PROCEDURES

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF FEBRUARY 2, 2012, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROLS OR IN OTHER FACTORS THAT COULD SIGNIFICANTLY AFFECT THESE

CONTROLS SUBSEQUENT TO THE DATE OF THEIR EVALUATION, INCLUDING ANY CORRECTIVE ACTIONS WITH REGARD TO SIGNIFICANT DEFICIENCIES AND MATERIAL WEAKNESSES.

ITEM 3. EXHIBITS.

(A) A CERTIFICATION FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER IS ATTACHED AS EXHIBIT A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MILES FUNDS, INC.

By

   Dave Miles, President

   February 2, 2012

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signature and Title

Dave Miles, President, Principal Executive Officer

February 2, 2012

Amy M. Mitchell, Treasurer, Principal Financial and Accounting Officer

February 2, 2012

IMMF - Institutional Money Market Fund			12/31/2011

			% of
Principal	Description	Amortized Cost	Net Assets

Govt & Agency Sec
1,000,000.00	FHLB	999,997.92	1.17
	0.370% Due 01/04/12
	313372AQ7
2,000,000.00	FFCB Var (1ML+1)	2,000,009.62	2.34
	Var Due 02/13/12
	31331JKK8
500,000.00	U.S. Treasury Note	500,409.67	0.59
	0.875% Due 02/29/12
	912828MQ0
900,000.00	FHLMC	906,891.66	1.06
	4.750% Due 03/05/12
	3137EAAR0
500,000.00	FNMA	500,901.26	0.59
	1.000% Due 04/04/12
	31398AH54
1,000,000.00	FFCB Var (1ML+2)	1,000,034.80	1.17
	Var Due 05/14/12
	31331JNJ8
660,000.00	FHLB	673,171.62	0.79
	4.875% Due 06/08/12
	3133XKSK2
758,000.00	FFCB	764,609.80	0.9
	2.125% Due 06/18/12
	31331GYP8
2,000,000.00	FNMA Var (FED+20)	2,001,493.34	2.34
	Var Due 12/03/12
	31398A6V9
1,000,000.00	FFCB Var (Prime)	1,000,112.92	1.17
	Var Due 02/01/13
	31331KL99
1,100,000.00	FFCB Var (3ML-10)	1,100,330.32	1.29
	Var Due 03/25/13
	31331JSS3
2,000,000.00	FFCB Var (Prime)	2,001,806.64	2.34
	Var Due 04/11/13
	31331KGY0
2,000,000.00	FHLMC Var (FED+21)	1,998,800.08	2.34
	Var Due 09/12/13
	3134G2K43
300,000.00	FFCB Var (FED+14)	299,457.54	0.35
	Var Due 10/15/13
	31331KHB9
500,000.00	FFCB Var (FED+18)	499,104.09	0.58
	Var Due 07/14/14
	31331KQZ6
2,000,000.00	FFCB Var (1ML+1)	1,999,427.64	2.34
	Var Due 10/24/14
	31331KJ84
18,218,000.00	TOTAL Govt & Agency Sec	18,246,558.92	21.36

Repurchase Agreement
32,347,364.00	Merrill Lynch Repo	32,347,364.00	37.87
	0.03% due 1/ 3/12
32,347,364.00	TOTAL Repurchase Agreement	32,347,364.00	37.87

Short-Term Invest
245,000.00	Bank Iowa	245,000.00	0.29
	14521 - 0.650%
	98MSC6771
245,000.00	Bank of the West	245,000.00	0.29
	03514 - 0.400%
	98MSC6318
245,000.00	Boone Bank & Trust	245,000.00	0.29
	33552 - 0.400%
	SA6000770
245,000.00	Cent S Bk-St Cent IM	245,000.00	0.29
	10903 - 1.000%
	98MSC63H3
245,000.00	Citizens St Bk-Pocah	245,000.00	0.29
	26720 - 0.500%
	SA6000788
245,000.00	Comm Bank of Oelwein	245,000.00	0.29
	34857 - 0.900%
	98MSC64V1
245,000.00	Fidelity Bank-Huxley	245,000.00	0.29
	14251 - 1.000%
	98MSC9H25
245,000.00	FNB-Creston	245,000.00	0.29
	04444 - 0.400%
	98MSC6CY6
245,000.00	FNB-Sioux Center	245,000.00	0.29
	04503 - 0.750%
	SA6000754
245,000.00	Nationwide Bk-Columb	245,000.00	0.29
	34710 - 0.400%
	98MSC64C3
245,000.00	Northwest Bk Spencer	245,000.00	0.29
	32647 - 0.400%
	SA6000747
245,000.00	Treynor State Bank	245,000.00	0.29
	14812 - 0.500%
	SA6000762
23,915,018.51	Federal Insured Cash	23,915,018.51	28
	98MSC9HZ2
251,311.19	Freedom Financial CD	251,311.19	0.29
	35031 -.70% 02/07/12
	CD9999573
250,000.00	First Federal Svg CD	250,000.00	0.29
	30742 1.45% 03/10/12
	98MSC68X3
245,000.00	Bank Hampton Rds CD	245,000.00	0.29
	27125 -.30% 03/30/12
	6AMCD27D9
245,000.00	GE Money Bank CD	244,930.20	0.29
	27314 -.45% 04/05/12
	6AMCD2236
245,000.00	Beal Bank CD	245,000.00	0.29
	57833 -.50% 04/18/12
	6AMCD23N1
200,000.00	Aurora Bank-Wilm CD	200,000.00	0.23
	30890 -1.0% 04/19/12
	6AMCD31Q4
100,000.00	AloStar Bank-Birm CD	100,000.00	0.12
	59060 -.60% 04/19/12
	6AMCD31P6
250,000.00	Shelter Financial CD	250,000.00	0.29
	35002 -.90% 04/19/12
	98MSC6YN6
245,000.00	Bank Baroda CD (NYC)	245,000.00	0.29
	33681 -.50% 04/27/12
	6AMCD21M5
245,000.00	Bank India (NYC) CD	245,000.00	0.29
	33648 -.60% 05/02/12
	6AMCD2244
250,000.00	CapMark Bank CD	250,000.00	0.29
	57529 -.75% 05/04/12
	6AMCD2202
245,000.00	Bk of China CD (NYC)	245,000.00	0.29
	33653 -.75% 05/04/12
	6AMCD21L7
245,000.00	Southern Bank-NC CD	245,000.00	0.29
	15359 -.59% 05/11/12
	6AMCD2368
245,000.00	Bank East CD	245,000.00	0.29
	19869 -.50% 05/11/12
	6AMCD2384
245,000.00	American Momentum CD	245,000.00	0.29
	58309 .501% 05/11/12
	6AMCD2376
245,489.03	Newburyport Bank CD	245,489.03	0.29
	90251 -.40% 05/28/11
	6AMCD42E8
245,000.00	Safra Nat'l CD (NYC)	244,859.98	0.29
	26876 -.40% 05/29/12
	6AMCD21K9
245,000.00	Wright Express CD	245,000.00	0.29
	34697 -.55% 06/06/12
	6AMCD24Y6
245,000.00	Comm Bk Colorado CD	245,000.00	0.29
	21132 -.42% 06/11/12
	6AMCD25J8
245,000.00	Northbrook Bank CD	245,000.00	0.29
	57082 -.40% 06/11/12
	6AMCD25L3
245,000.00	One West Bank CD	245,000.00	0.29
	58978 -.45% 06/11/12
	6AMCD25K5
245,000.00	Transportation Bk CD	245,000.00	0.29
	34781 -.40% 06/11/12
	6AMCD25H2
245,000.00	American Enter Bk CD	245,000.00	0.29
	34090 -.40% 06/18/12
	6AMCD2624
245,000.00	Beal Bank-Plano CD	245,000.00	0.29
	32574 -.35% 06/27/12
	6AMCD29E5
245,000.00	Discover Bank CD	245,000.00	0.29
	05649 -.45% 06/29/12
	6AMCD2756
1,005,499.76	CDARS Treynor St Bk	1,005,499.76	1.18
	0.450% Due 12/06/12
	6AMCD4398
1,005,499.75	CDARS Treynor St Bk	1,005,499.75	1.18
	0.450% Due 12/27/12
	6AMCD4AK5
34,822,818.24	TOTAL Short-Term Invest	34,822,608.42	40.77

85,388,182.24	TOTAL PORTFOLIO	85,416,531.34	100